UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:   9/30/09

Item 1.  Reports to Stockholders.

WAYNE HUMMER FUNDS

SMALL CAP CORE FUND

LARGE CAP CORE FUND

Semi - Annual Report

September 30, 2009

1-877-942-8434

www.whummer.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Wayne Hummer Small Cap Core

Dear Fellow Shareholders,

What a difference half a year makes in the minds of investors.  Over the six months ended September 30, the market appreciated dramatically as investors bet on an economic recovery following the “Great Recession” of 2008 and 2009.  The net result was a +43.95% total return for the Russell 2000 index in the period.  Unfortunately for the investing public, these extraordinary returns still leave the market averages below the levels of early 2008.  However, the good news is that liquidity has returned to the system in the form of access to debt and equity capital for deserving issuers.  Markets are also functioning more rationally, with lower levels of volatility and reduced credit spreads, both of which signal an increased appetite for risk.

In that same six month time period ending September 30, 2009, the Wayne Hummer Small Cap Core Fund A share class returned +51.26%, while the I share class returned +51.51%.  The fund’s performance was driven primarily by positive results from stock picking, but also by holding overweight positions in better performing sectors, such as consumer discretionary and energy.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2010, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.25% for Class A shares and 0.99% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

On a stock specific basis, the two largest positive contributors to the fund’s performance were in the consumer discretionary space:  RC2 Corporation and Jarden Corporation.  RC2 Corporation sells toys and products for mothers and infants to both mass merchandisers and independent retailers.  Jarden Corporation is a diversified consumer products company that owns Ball Home Canning, K2 Skis, and Coleman outdoor products among other well known brands.  Both stocks were large positions in the fund, and both more than doubled in price during the six months ending September 30.  Another commonality among these two companies is that they are run by management teams we have known for many years and respect.  Both companies have very strong cash flow profiles that we believed would be relatively well insulated from declining discretionary spending.  In the depths of this economic downturn, market participants aggressively sold these two stocks due to fears about potential large revenue declines, paired with a relatively high amounts of outstanding debt.  We took this opportunity to increase position sizes to take advantage of our thesis that the market was overreacting to these threats.  Both companies ended up reporting decent revenues relative to fears and both were able to reduce their financial leverage from cash flows generated by the operating business as well as equity offerings once the markets opened back up.

The biggest detractor from performance during the period was the fund’s ownership of UCBH Holdings, a regional bank located in California and focused on the Chinese-American market.  We had initially purchased the security believing that the company’s capital levels could withstand the credit crisis and that it would survive.  We sold our entire position after reevaluating this thesis and coming to the conclusion that losses from their commercial real estate loan portfolio would be more than regulators would allow.  After selling the position, UCBH Holdings failed and its operations were sold to East West Bancorp in an FDIC-assisted transaction.

We are pleased that the fund’s shareholders fully participated in the market’s recovery over this time period and also earned excess return over the benchmark index.  Due to the large amount of appreciation in some holdings, we reduced or eliminated certain positions that had reached or exceeded our price targets and introduced new holdings to the fund over the past six months.  Those changes are reflected in the following pages.  As always, all holdings are selected on a bottom-up basis with an investment time horizon of 18 months to 2 years in mind.

Sincerely,

Katherine Buck, CFA

Portfolio Manager

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wayne Hummer Asset Management LLC or any other person in the Wayne Hummer organization. Any such views are subject to change at any time based upon market or other conditions and Wayne Hummer Asset Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wayne Hummer Small Cap Core Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wayne Hummer Asset Management LLC - advised fund.

The Fund may invest in small, less well-known companies, which may be subject to more erratic market movements than large-cap stocks; foreign securities, which are subject to currency fluctuations and political uncertainty; and derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wayne Hummer Small Cap Core Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wayne Hummer Small Cap Core Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. NLD Review Code: 1433-NLD-12/7/2009

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO REVIEW
September 30, 2009 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2009, compared to its benchmark:

		Six Months Ended September 30, 2009	Inception** - September 30, 2009

Wayne Hummer Small Cap Core Fund – Class A		51.26%	44.60%
Wayne Hummer Small Cap Core Fund – Class A with load		43.74%	37.32%
Wayne Hummer Small Cap Core Fund – Class I		51.51%	45.00%
Russell 2000 Total Return Index		43.95%	32.88%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is December 5, 2008.

Top Holdings by Industry	% of Net Assets
Insurance	12.7%
Healthcare- Products	10.9%
Retail	7.1%
Commercial Services	6.1%
Aerospace/Defense	5.3%
Healthcare- Services	5.0%
Internet	4.7%
Engineering & Construction	3.8%
Diversified Financial Services	3.7%
Oil & Gas Services	3.4%
Cash & Cash Equivalents	2.2%
Other Industries	35.1%
	100.0%

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 5.3%
33,100	Ducommun, Inc.		$ 625,921
22,154	Kaman Corp.		486,945
			1,112,866
	BANKS - 2.3%
23,400	Old National Bancorp/IN		262,080
11,885	PacWest Bancorp		226,409
			488,489
	CHEMICALS - 1.6%
10,885	Arch Chemicals, Inc.		326,441

	COMMERCIAL SERVICES - 6.1%
11,041	MAXIMUS, Inc.		514,511
24,635	Midas, Inc. *		231,569
6,240	Monro Muffler Brake, Inc.		198,370
19,522	Transcend Services, Inc. *		341,049
			1,285,499
	COMPUTERS - 0.9%
6,710	MTS Systems Corp.		195,999

	DISTRIBUTION/WHOLESALE - 2.5%
6,322	Scansource, Inc. *		179,039
11,770	WESCO International, Inc. *		338,976
			518,015
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
49,085	Marlin Business Services, Corp. *		401,515
41,994	National Financial Partners, Corp. *		366,188
			767,703
	ELECTRIC - 2.6%
21,935	Cleco Corp.		550,130

	ELECTRONICS - 3.3%
27,200	Benchmark Electronics, Inc. *		489,600
15,900	Electro Scientific Industries, Inc. *		212,901
			702,501
	ENGINEERING & CONSTRUCTION - 3.8%
23,547	Sterling Construction Co. Inc. *		421,727
17,960	Tutor Perini Corp. *		382,548
			804,275

See accompanying notes to financial statements.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares			Value
	HEALTHCARE-PRODUCTS - 10.9%
18,420	Angiodynamics, Inc. *		$ 253,828
21,381	Greatbatch, Inc. *		480,431
6,280	ICU Medical, Inc. *		231,481
27,800	Medtox Scientific, Inc. *		252,980
40,090	PSS World Medical, Inc. *		875,165
12,464	Quidel Corp. *		202,291
			2,296,176
	HEALTHCARE-SERVICES - 5.0%
16,500	ICON PLC *		404,085
42,903	US Physical Therapy, Inc. *		646,548
			1,050,633
	HOUSEHOLD PRODUCTS - 3.2%
15,762	Jarden Corp.		442,439
15,398	Oil-Dri Corp. of America		223,271
			665,710
	INSURANCE - 12.7%
49,884	Amtrust Financial Services, Inc.		569,176
44,340	Flagstone Reinsurance Holdings Ltd.		500,155
44,243	Max Capital Group Ltd.		945,472
5,160	Navigators Group, Inc. *		283,800
6,755	RLI Corp.		356,529
			2,655,132
	INTERNET - 4.7%
13,880	Avocent Corp. *		281,348
30,667	j2 Global Communications, Inc. *		705,648
			986,996
	IRON/STEEL - 0.5%
6,013	Universal Stainless & Alloy *		109,737

	MACHINERY-DIVERSIFIED - 2.2%
29,820	Columbus McKinnon Corp/NY *		451,773

	METAL FABRICATE/HARDWARE - 1.3%
20,450	Hawk Corp. *		280,574

	OIL & GAS - 3.1%
18,070	Forest Oil Corp. *		353,630
20,755	Quicksilver Resources, Inc. *		294,513
			648,143

See accompanying notes to financial statements.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares			Value
	OIL & GAS SERVICES - 3.4%
11,035	Hornbeck Offshore Services, Inc. *		$ 304,125
5,297	Oil States International, Inc. *		186,084
21,960	Tetra Technologies, Inc. *		212,792
			703,001
	PACKAGING & CONTAINERS - 1.8%
7,870	Rock-Tenn Co.		370,756

	REITS - 2.0%
27,175	Redwood Trust, Inc.		421,213

	RETAIL - 7.1%
33,552	AFC Enterprises, Inc. *		282,508
9,840	Jack in the Box, Inc. *		201,622
90,053	Sonic Corp. *		995,986
			1,480,116
	SEMICONDUCTORS - 1.5%
15,760	MKS Instruments, Inc. *		304,010

	SOFTWARE - 2.2%
11,927	JDA Software Group, Inc. *		261,678
8,940	Progress Software Corp. *		202,491
			464,169
	TELECOMMUNICATIONS - 1.2%
17,250	IPG Photonics Corp. *		262,200

	TOYS/GAMES/HOBBIES - 2.9%
42,800	RC2 Corp. *		609,900

	TOTAL COMMON STOCK ( Cost - $17,438,543)		20,512,157

	TOTAL INVESTMENTS - 97.8% ( Cost - $17,438,543) (a)		$ 20,512,157
	OTHER ASSETS & LIABILITIES - 2.2%		469,668
	NET ASSETS - 100.0%		$ 20,981,825

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax is substantially similar and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,106,597
		Unrealized depreciation:	(32,983)
		Net unrealized appreciation:	$ 3,073,614

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core

The Wayne Hummer Large Cap Core Fund was incepted June 1st of 2009. In the four months ended September 30th of 2009, your mutual fund share A & I share classes increased 11.60% and 11.70%, respectively.  The S&P 500 benchmark return was +12.92% during the period.

Total Returns

Share Class	4 Months ended 09/30/09
Class A	11.60%
Class I	11.70%
S&P 500 Index Total Return	12.92%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2010, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed .90% for Class A shares and 0.65% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

Market Overview

US Equities

The third quarter of 2009 saw a continuation of the “low-quality” rally which began on March 10th, albeit in slightly less extreme fashion.  As the dollar weakens on the back of “quantitative easing” (i.e., a ramped-up printing press) and massive projected budget deficits, everything priced in greenbacks is reflating.  Count stocks among the beneficiaries.

The increased risk appetite of equity buyers manifests itself in many ways, including a preference for more volatile stocks.  To wit, mid-cap stocks outperformed all capitalization groups, the Russell Midcap 800 Index advancing 20.6%.  This group was followed closely by small-cap stocks, the Russell 2000 Index leaping 19.3%.  Mega-cap stocks trailed by a sizeable gap, albeit the Russell Top 200 Index recording a hefty 14.4% return for the third quarter.

In the same vein, value stocks outperformed growth stocks by a wide margin across the entire market capitalization spectrum.  Value outperformance is typical as the economy shows signs of reaching the end of a recession, as investors alter their mindset toward “a rising tide lifts all boats”.  The absolute best performing style group was the Russell MidCap Value Index, which soared 23.6% during the quarter.  Next best was the Russell 2000 Value Index, which climbed 22.3%.  As during the second quarter, the worst performing style index was the Russell Top 200 Growth Index (still up 14.7%), with the Russell 2000 Growth Index next worst (up 19.7% for the quarter).

Information Technology stocks continued their consistent 2009 performance, charging ahead by an additional 17.2%, leaving the sector with a 46.1% gain year-to-date.  The best quarterly performance was again in the Financial sector (+24.9%), which continues its remarkable rebound from a horrendous 12 months.  The stampede from fear to greed over the past 6 months has resulted in lagging performance for the Telecom and Utilities sectors, though they managed to carve out 6.6% and 6.7% gains, respectively.

Portfolio Review

We were slightly behind the S&P 500 during the third quarter, and there were several portfolio exposures which helped active performance.  Among these were a slight overweight to Health Care stocks, varying exposure to the Transportation sector, and a portfolio tilt against stocks with strong intermediate-term price momentum.  New positions which held their own during the quarter include utilities concern Constellation Energy Group (CEG), computer hardware maker Dell (DELL), and visual technology developer FLIR Systems (FLIR). Constellation Energy has topped the S&P 500 by 2.7% since being added to the portfolio on July 14th; DELL and FLIR have topped the index by 1.3% and 0.9%, respectively, since purchase.

As you might presume in a market which is screaming higher, the portfolio’s exposure to lower-beta stocks impaired active performance, as did underweighting “value” stocks (where the line between value and “junk” is in this rally, no one is clear).  Several new positions in the portfolio did not perform to our expectation.  We purchased database software maker Oracle (ORCL) in mid-July, and the position has underperformed the S&P 500 by 15.7%.  In September, we purchased stakes in regional and national banks, via Fifth Third Bancorp (FITB) and Bank of America (BAC).  These positions trail the benchmark by 6.2% and 2.6%, respectively, since purchase.

Portfolio Changes

We increased the portfolio’s exposure to the Technology sector by 4.0% during the third quarter, initiating the aforementioned positions in Dell (DELL), FLIR Systems (FLIR), Oracle (ORCL), and Microchip Technology (MCHP).  The portfolio has a neutral weight to Technology relative to the S&P 500’s.  We also added to our holdings in the Utilities sector.  Here, we opened positions in American Electric Power (AEP), Constellation Energy (CEG), and Exelon (EXC).  We are slightly underweight the Utilities sector.

We trimmed the portfolio’s exposure to the Health Care sector by 2.4% during the past quarter.  Here, we sold positions in biotech companies Celgene (CELG), Amgen (AMGN), and Biogen Idec (BIIB).  We also reduced our exposure to the Financial sector by liquidating several smaller holdings, including NYSE Euronext (NYX), and Vornado Realty (VNO).

Market Outlook

Let’s take a moment to stand on the shoulders of giants and look ahead.  Firstly, in an article penned for the Wall Street Journal, James Grant (editor of Grant’s Interest Rate Observer) notes, “the deeper the slump, the zippier the recovery”, and that there are no exceptions to this rule.  Further, he cites English economist Arthur C. Pigou’s observation that “The error of optimism dies in the crisis, but in dying gives birth to an error of pessimism.  This new error is born not an infant, but a giant.”

I often conclude our commentary with a reminder of the tenets of our investment methodology, including discipline, objectivity, and adaptability.  Grant himself invokes the words of an investing giant (Henry Singleton, longtime CEO of Teledyne, whom Warren Buffet described as the best allocator of capital):

“I know a lot of people have very strong and definite plans that they’ve worked out on all kinds of things, but we’re subject to a tremendous number of outside influences and the vast majority of them cannot be predicted.  So my idea is to stay flexible.”  Count on us to emulate this.

Jon Quigley, CFA

Portfolio Manager

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wayne Hummer Asset Management LLC or any other person in the Wayne Hummer organization. Any such views are subject to change at any time based upon market or other conditions and Wayne Hummer Asset Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wayne Hummer Large  Cap Core Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wayne Hummer Asset Management LLC - advised fund.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wayne Hummer Large Cap Core Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wayne Hummer Large Cap Core Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.NLD Review Code: 1433-NLD-12/7/2009

WAYNE HUMMER LARGE CAP CORE FUND
PORTFOLIO REVIEW
September 30, 2009 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2009, compared to its benchmark:

		Inception** - September 30, 2009

Wayne Hummer Large Cap Core Fund – Class A		11.60%
Wayne Hummer Large Cap Core Fund – Class A with load		5.98%
Wayne Hummer Large Cap Core Fund – Class I		11.70%
Wayne Hummer Large Cap Core Fund – Class Y		11.60%
S & P 500 Total Return Index		12.92%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is June 1, 2009.

Top Holdings by Industry	% of Net Assets
Oil & Gas	12.2%
Banks	10.6%
Pharmaceuticals	8.0%
Retail	6.7%
Software	6.0%
Media	5.7%
Computers	4.0%
Aerospace/Defense	3.5%
Beverages	3.4%
Internet	3.2%
Cash & Cash Equivalents	1.8%
Other Industries	34.9%
	100.0%

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS
September 30, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 98.2%
	AEROSPACE/DEFENSE - 3.5%
402	General Dynamics Corp.	$ 25,969
441	Raytheon Co.	21,155
		47,124
	AGRICULTURE - 1.9%
133	Philip Morris International, Inc.	6,482
441	Reynolds American, Inc.	19,633
		26,115
	AUTO MANUFACTURERS - 0.5%
1,016	Ford Motor Co. *	7,325

	BANKS - 10.6%
386	Bank of America Corp.	6,531
339	Bank of New York Mellon Corp/The	9,828
402	BB&T Corp.	10,950
615	Fifth Third Bancorp	6,230
590	JPMorgan Chase & Co.	25,854
496	Northern Trust Corp.	28,847
323	US Bancorp	7,061
1,756	Wells Fargo & Co.	49,484
		144,785
	BEVERAGES - 3.4%
247	Brown-Forman Corp.	11,910
308	Coca-Cola Co./The	16,540
315	PepsiCo Inc./NC	18,478
		46,928
	CHEMICALS - 0.8%
133	CF Industries Holdings, Inc.	11,469

	COMMERCIAL SERVICES - 1.2%
826	Western Union Co./The	15,628

	COMPUTERS - 4.0%
662	Dell, Inc. *	10,102
472	Hewlett-Packard Co.	22,283
189	International Business Machines Corp.	22,606
		54,991
	COSMETICS/PERSONAL CARE - 3.1%
740	Procter & Gamble Co./The	42,861

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
1,015	Charles Schwab Corp/The	$ 19,437
330	TD Ameritrade Holding Corp. *	6,475
		25,912
	ELECTRIC - 1.9%
213	American Electric Power Co. Inc.	6,601
426	Constellation Energy Group, Inc.	13,790
119	Exelon Corp.	5,905
		26,296
	ELECTRONICS - 0.5%
245	FLIR Systems, Inc. *	6,853

	FOOD - 3.0%
418	Campbell Soup Co.	13,635
1,819	Sara Lee Corp.	20,264
307	Sysco Corp.	7,629
		41,528
	FOREST PRODUCTS & PAPER - 0.7%
276	Weyerhaeuser Co.	10,115

	HEALTHCARE-PRODUCTS - 3.0%
441	Johnson & Johnson	26,852
378	Medtronic, Inc.	13,910
		40,762
	HEALTHCARE-SERVICES - 2.2%
449	Aetna, Inc.	12,496
708	UnitedHealth Group, Inc.	17,728
		30,224
	INSURANCE - 3.1%
253	Chubb Corp.	12,754
480	Travelers Cos, Inc./The	23,630
299	Unum Group	6,411
		42,795
	INTERNET - 3.2%
1,591	eBay, Inc. *	37,563
259	VeriSign, Inc. *	6,136
		43,699
	IRON/STEEL - 0.9%
267	United States Steel Corp.	11,847

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	MEDIA - 5.7%
780	Comcast Corp.	$ 13,174
497	Liberty Global, Inc. *	11,217
646	Scripps Networks Interactive, Inc.	23,870
693	Time Warner, Inc.	19,945
346	Viacom, Inc. *	9,702
		77,908
	METAL FABRICATE/HARDWARE - 0.6%
86	Precision Castparts Corp.	8,761

	MINING - 3.1%
607	Freeport-McMoRan Copper & Gold, Inc.	41,646

	MISCELLANEOUS MANUFACTURING - 0.5%
133	ITT Corp.	6,936

	OFFICE/BUSINESS EQUIPMENT - 0.5%
283	Pitney Bowes, Inc.	7,033

	OIL & GAS - 12.2%
158	Apache Corp.	14,509
229	Chevron Corp.	16,128
733	ConocoPhillips	33,102
292	Diamond Offshore Drilling, Inc.	27,892
1,087	Exxon Mobil Corp.	74,578
		166,209
	OIL & GAS SERVICES - 1.5%
733	Halliburton Co.	19,879

	PHARMACEUTICALS - 8.0%
497	Abbott Laboratories	24,587
771	Eli Lilly & Co.	25,466
259	Merck & Co. Inc./NJ	8,192
653	Mylan Inc./PA *	10,455
2,441	Pfizer, Inc.	40,399
		109,099
	RETAIL - 6.7%
418	Gap Inc./The	8,945
960	Home Depot, Inc.	25,574
417	JC Penney Co. Inc.	14,074
763	Macy's, Inc.	13,955
181	Wal-Mart Stores, Inc.	8,885
551	Walgreen Co.	20,646
		92,079

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 1.2%
598	Microchip Technology, Inc.	$ 15,847

	SOFTWARE - 6.0%
1,268	CA, Inc.	27,883
1,078	Intuit, Inc. *	30,723
645	Microsoft Corp.	16,699
338	Oracle Corp.	7,044
		82,349
	TELECOMMUNICATIONS - 2.3%
843	Harris Corp.	31,697

	TRANSPORTATION - 0.5%
141	Norfolk Southern Corp.	6,079

	TOTAL COMMON STOCK ( Cost - $1,327,144)	1,342,779

	SHORT-TERM INVESTMENTS - 22.8%
	MONEY MARKET FUND - 22.8%
311,854	Goldman Sachs Financial Square Funds - Treasury Instruments Fund	311,854
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $311,854)

	TOTAL INVESTMENTS - 121.0% ( Cost - $1,638,998) (a)	$ 1,654,633
	OTHER LIABILITIES LESS ASSETS - (21.0) %	(286,553)
	NET ASSETS - 100.0%	$ 1,368,080

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax is substantially similar and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation	$ 25,619
	Unrealized depreciation	(9,984)
	Net unrealized appreciation	$ 15,635

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)
	Wayne Hummer Small Cap Core Fund	Wayne Hummer Large Cap Core Fund
ASSETS
Investment securities:
At cost	$ 17,438,543	$ 1,638,998
At value	$ 20,512,157	$ 1,654,633
Cash	1,689,492	-
Receivable for securities sold	-	45,343
Receivable due from Advisor	-	14,084
Receivable for Fund shares sold	81,283	9,571
Dividends and interest receivable	13,289	428
Prepaid expenses & other assets	28,224	-
TOTAL ASSETS	22,324,445	1,724,059

LIABILITIES
Payable for securities purchased	1,298,345	341,253
Investment advisory fees payable	4,761	-
Distribution (12b-1) fees payable	1,569	56
Fees payable to other affiliates	19,880	5,489
Accrued expenses and other liabilities	18,065	9,181
TOTAL LIABILITIES	1,342,620	355,979
NET ASSETS	$ 20,981,825	$ 1,368,080

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 17,661,314	$ 1,340,658
Undistributed net investment income	(8,109)	891
Accumulated net realized gain from security transactions	255,006	10,896
Net unrealized depreciation of investments	3,073,614	15,635
NET ASSETS	$ 20,981,825	$ 1,368,080

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,825,458	$ 1,172
Shares of beneficial interest outstanding	748,765	105
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 14.46	$ 11.16
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 15.22	$ 11.75

Class I Shares:
Net Assets	$ 10,156,367	$ 1,366,852
Shares of beneficial interest outstanding	700,638	122,361
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 14.50	$ 11.17

Class Y Shares:
Net Assets		$ 55.80
Shares of beneficial interest outstanding		5
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share		$ 11.16

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 12 months of purchase and a dealer's commission was paid.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2009 (Unaudited)

	Wayne Hummer Small Cap Core Fund	Wayne Hummer Large Cap Core Fund (a)
INVESTMENT INCOME
Dividends	$ 45,367	$ 1,464
Interest	336	2
TOTAL INVESTMENT INCOME	45,703	1,466

EXPENSES
Investment advisory fees	31,494	561
Distribution (12b-1) fees - Class A	4,417	1
Distribution (12b-1) fees - Class I		95
Administration fees	18,164	12,384
Audit fees	10,042	5,573
Fund accounting fees	9,748	5,945
Transfer agent fees	7,886	5,263
Legal fees	6,564	5,573
Registration fees	6,475	3,715
Chief compliance officer fees	4,208	2,786
Printing expenses	3,956	3,715
Trustees' fees	3,476	2,477
Custody fees	3,190	3,097
Other expenses	1,166	743
TOTAL EXPENSES	110,786	51,928

Fees waived/reimbursed by the Advisor	(53,869)	(51,353)

NET EXPENSES	56,917	575
NET INVESTMENT INCOME/(LOSS)	(11,214)	891

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security transactions	244,648	10,896
Net change in unrealized appreciation of investments	3,270,692	15,635
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,515,340	26,531

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 3,504,126	$ 27,422

(a)	The Wayne Hummer Large Cap Core Fund commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

			Wayne Hummer
	Wayne Hummer Small Cap Core		Large Cap Core
	For the		For the
	Period Ended	For the	Period Ended
	September 30, 2009	Year Ended	September 30, 2009 (b)
	(Unaudited)	March 31, 2008 (a)	(Unaudited)
FROM OPERATIONS
Net investment income/(loss)	$ (11,214)	$ 3,105	$ 891
Net realized gain from security transactions	244,648	10,358	10,896
Net change in unrealized appreciation/depreciation of investments	3,270,692	(197,078)	15,635
Net increase/decrease in net assets resulting from operations	3,504,126	(183,615)	27,422

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,741,022	1,010,985	1,050
Class I	5,614,965	2,385,601	1,339,563
Class Y	-	-	50
Payments for shares redeemed:
Class I	(49,596)	(34,005)	(5)
Class Y	(7,658)	-	-
Net increase in net assets from shares of beneficial interest	14,298,733	3,362,581	1,340,658

TOTAL INCREASE IN NET ASSETS	17,802,859	3,178,966	1,368,080

NET ASSETS
Beginning of Period	3,178,966	-	-
End of Period*	$ 20,981,825	$ 3,178,966	$ 1,368,080
*Includes undistributed net investment income of:	$ (8,109)	$ 3,105	$ 891

SHARE ACTIVITY
Class A:
Shares Sold	653,337	99,478	105
Shares Redeemed	(4,050)	-	-
Net increase in shares of beneficial interest outstanding	649,287	99,478	105

Class I:
Shares Sold	468,469	236,721	122,361
Shares Redeemed	(528)	(4,024)	(1)
Net increase in shares of beneficial interest outstanding	467,941	232,697	122,360

Class Y:
Shares Sold			5
Net increase in shares of beneficial interest outstanding			5

(a)	The Wayne Hummer Small Cap Core Fund commenced operations on December 5, 2008.
(b)	The Wayne Hummer Large Cap Core Fund commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wayne Hummer Small Cap Core
	Class A

	Period Ended	Period Ended
	September 30,	March 31,
	2009 (Unaudited)	2009 (1)
Net asset value, beginning of period	$ 9.56	$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.02)	0.01
Net realized and unrealized gain/(loss)
on investments	4.92	(0.45)
Total from investment operations	4.90	(0.44)

Net asset value, end of period	$ 14.46	$ 9.56

Total return (3,4)	51.26%	(4.40)%

Net assets, at end of period	$ 10,825	$ 951

Ratio of gross expenses to average
net assets (5,6)	2.26%	12.48%
Ratio of net expenses to average
net assets (5,6)	1.24%	1.24%
Ratio of net investment income
to average net assets (5,6)	-0.31%	0.32%

Portfolio Turnover Rate (4)	12%	4%

(1)	The Wayne Hummer Small Cap Core Fund's Class A shares commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wayne Hummer Small Cap Core
	Class I

	Period Ended	Period Ended
	September 30,	March 31,
	2009 (Unaudited)	2009 (1)
Net asset value, beginning of period	$ 9.57	$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.01)	0.02
Net realized and unrealized gain/(loss)
on investments	4.94	(0.45)
Total from investment operations	4.93	(0.43)

Net asset value, end of period	$ 14.50	$ 9.57

Total return (3,4)	51.51%	(4.30)%

Net assets, at end of period	$ 10,156	$ 2,228

Ratio of gross expenses to average
net assets (5,6)	2.01%	12.23%
Ratio of net expenses to average
net assets (5,6)	0.99%	0.99%
Ratio of net investment income
to average net assets (5,6)	-0.16%	0.85%

Portfolio Turnover Rate (4)	12%	4%

(1)	The Wayne Hummer Small Cap Core Fund's Class I shares commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wayne Hummer Large Cap Core (1)
	Class A	Class I	Class Y

	Period Ended September 30 , 2009 (Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.09	0.03	0.09
Net realized and unrealized gain
on investments	1.07	1.14	1.07
Total from investment operations	1.16	1.17	1.16

Net asset value, end of period	$ 11.16	$ 11.17	$ 11.16

Total return (3,4)	11.60%	11.70%	11.60%

Net assets, at end of period (000's)	$ 1	$ 1,367	$ 0

Ratio of gross expenses to average
net assets (5,6)	53.75%	53.50%	53.40%
Ratio of net expenses to average
net assets (5,6)	0.90%	0.65%	0.55%
Ratio of net investment income
to average net assets (5,6)	2.77%	1.01%	2.82%

Portfolio Turnover Rate (4)	124%	124%	124%

(1)	The Wayne Hummer Large Cap Core Fund's Class A, I and Y shares commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited)

1.

ORGANIZATION

The Wayne Hummer Small Cap Core Fund (the “WH Small Cap”) and the Wayne Hummer Large Cap Core Fund (the “WH Large Cap”, collectively the “Funds”) are a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are diversified, open-end management investment company.  The primary investment objective of the WH Small Cap is total return that exceeds the total return of Russell 2000 Index over long-term market cycles. The primary investment objective of the WH Large Cap is total return that exceeds the total return of the S&P 500 Index over long-term market cycles. The WH Small Cap and the WH Large Cap commenced operations on December 5, 2008 and June 1, 2009, respectively.

The WH Small Cap currently offers Class A and Class I shares, and the WH Large Cap currently offers Class A, Class I and Class Y shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 12 months of their purchase and a dealer’s commission was paid. Classes I and Y shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Funds’ Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2009 for each Fund’s assets and liabilities measured at fair value:

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

Wayne Hummer Small Cap Core Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,512,157	-	-	$ 20,512,157

Wayne Hummer Large Cap Core Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,342,779	-	-	$ 1,342,779
Money Market Funds	311,854	-	-	311,854
Total	$ 1,654,633	-	-	$ 1,654,633

The Funds did not hold any Level 3 securities during the period.

*  Refer to the Portfolio of Investments for industry classification.

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Adoption of FASB 168 had no impact on the financial statements of the Funds.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

Federal income tax – It is the Funds’ policy to continue to qualify as a regulated investment company by complying with the provisions of SubChapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax year of March 31, 2009 and during the period ended September 30, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

Fund	Purchases	Sales
WH Small Cap	$ 15,181,210	$ 1,267,511
WH Large Cap	$ 1,901,576	$ 585,328

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Wayne Hummer Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Advisor has engaged Advanced Investment Partners, LLC (“AIP”) as the Sub Advisor to WH Large Cap.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund’s average daily net assets.  Pursuant to a sub-advisory agreement, the Advisor pays AIP a sub-advisory fee computed and accrued daily and paid monthly. During the period ended September 30, 2009, the Advisor reimbursed $53,869 and $51,353 for WH Small Cap and WH Large Cap, respectively.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2010, to waive advisory fees and, if necessary, reimburse a portion of the Funds’ operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class I	Class Y
WH Small Cap	1.24%	0.99%	N/A
WH Large Cap	0.90%	0.65%	0.55%

These amounts will herein be referred to as the "expense limitations."

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If a Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of September 30, 2009, the Advisor had $114,153 and $51,353 of fee waivers for WH Small Cap and WH Large Cap, respectively subject to recapture which may be recovered as follows.

Fund	March 31,2012	September 30, 2012
WH Small Cap	$ 60,284	$ 53,869
WH Large Cap	$ 0	$ 51,353

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25% of the average daily net assets attributable to the Class A shares for WH Small Cap, and 0.35% and 0.10% of the average daily net assets attributable to the Class A and Class I shares for WH Large Cap and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended September 30, 2009, the 12b-1 fees paid amounted to $4,417 and $ 96 for WH Small Cap and WH Large Cap, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.   The Distributor is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

Administration.  The Funds pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

-

*WH Small Cap fee will increase to $40,000 per annum on December 1, 2009.

  WH Large Cap fee will increase to $40,000 per annum on June 1, 2010.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Funds for the previous month. The Funds each pay GFS a base annual fee of $19,200* plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*WH Small Cap fee will increase to $24,000 per annum on December 1, 2009.

  WH Large Cap fee will increase to $24,000 per annum on June 1, 2009.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000* per class of shares and the per-account charge is $14.00.

*WH Small Cap fee will increase to $15,000 per annum on December 1, 2009.

  WH Large Cap fee will increase to $15,000 per annum on June 1, 2009.

Custody Administration. . Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Funds each pay an asset-based fee in decreasing amounts as the Funds assets reach certain breakpoints. The Funds also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS fees collected for the period ended September 30, 2009, is summarized in the below table.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended September 30, 2009 is summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   GemCom collected for Edgar and printing services performed, for the period ended September 30, 2009, is summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	Custody	Compliance	GemCom
WH Small Cap	$ 22,700	$ 420,800	$ 330,100
WH Large Cap	$ 100	$ 278,600	$ 171,800

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2009, the components of accumulated earnings/(deficit) on a tax basis for the WH Small Cap were as follows:

The difference between book basis and tax basis for unrealized depreciation is attributable to the tax deferral of losses on wash sales and return of capital distributions received from real estate investment trusts.  The difference between book basis and tax basis undistributed ordinary income and capital gains are attributable to the tax treatment of short-term capital gains.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009 (Unaudited)

6.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on November 27, 2009, and has noted no such events.

WAYNE HUMMER FUNDS

EXPENSE EXAMPLES

September 30, 2009 (Unaudited)

As a shareholder of the Wayne Hummer Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wayne Hummer Small Cap Core Fund and the Wayne Hummer Large Cap Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wayne Hummer Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class A	Funds Annualized Expense Ratio	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Expenses Paid During Period*	Ending Account Value 9/30/09	Expenses Paid During Period**
Wayne Hummer Small Cap Core Fund	1.24%	$1,000.00	$1,512.60	$7.81	$1,018.85	$6.28
Wayne Hummer Large Cap Core Fund	0.90%	$1,000.00	$1,116.00	$3.16	$1,020.56	$4.56

Class I
Wayne Hummer Small Cap Core Fund	0.99%	$1,000.00	$1,515.10	$6.24	$1,020.10	$5.01
Wayne Hummer Large Cap Core Fund	0.65%	$1,000.00	$1,117.00	$2.28	$1,021.81	$3.29

Class Y
Wayne Hummer Large Cap Core Fund	0.55%	$1,000.00	$1,116.00	$1.93	$1,022.31	$2.79

*Expenses paid during the period are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183 or 121 days and divided by 365 for the Wayne Hummer Small Cap Fund and the Wayne Hummer Large Cap Fund, respectively.

** Expenses paid during the period are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183 and divided by 365.  Please note the Wayne Hummer Large Cap Core Fund became operational on June 1, 2009, the hypothetical expenses paid during the period assume that the Fund was in operation for the full six months ended 9/30/09.

Approval of Advisory Agreement – Wayne Hummer Large Cap Core Fund

In connection with a regular meeting held on March 17, 2008, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Wayne Hummer Large Cap Core Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Adviser’s investment methodology.  The Trustees discussed with the representatives of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.60% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Approval of Sub-Advisory Agreement

In connection with a regular meeting held on May 29, 2009, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of sub-advisory agreement between Advanced Investment Partners, LLC (the “Sub-Adviser”) and the Trust on behalf of the Wayne Hummer Large Cap Core Fund (the “Sub-Advisory Agreement”). In considering the proposed Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of the Sub-Adviser’s similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser; (b) investment management staffing; and (c) the financial condition of the Sub-Adviser.

In their consideration of the proposed Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered the Sub-Adviser’s past performance with its existing accounts. The Board concluded that the Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would compensate the Sub-Adviser 0.35% based on the average net assets of the Fund for sub-advisory services out of the advisory fees received from the Fund. The Trustees concluded that the Fund’s sub-advisory fee, as well as the expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structure was fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wayne Hummer Asset Management, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/09